July 8, 2015

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Re:                 Allianz Funds Multi-Strategy Trust (Reg. 333-148624) (811-22167)

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to Rule 497(e) under the Securities Act of 1933 as amended, to submit an exhibit in interactive data form with risk/return summary information from the supplement dated June 29, 2015.

Any comments or questions on this filing should be directed to Angela Borreggine at (212) 739-3213.

Very truly yours,

/s/ Angela Borreggine
Angela Borreggine
Director and Senior Counsel

cc: Ropes & Gray LLP